Document And Entity Information	Nov. 06, 2025
Document Information [Line Items]
Entity, Registrant Name	M-tron Industries, Inc.
Document, Type	8-K/A
Document, Period End Date	Nov. 06, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41391
Entity, Tax Identification Number	46-0457994
Entity, Address, Address Line One	2525 Shader Road
Entity, Address, City or Town	Orlando
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32804
City Area Code	407
Local Phone Number	298-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Description	[2025-12] Mtron - Form 8-K/A - CEO Compensation
Amendment Flag	true
Entity, Central Index Key	0001902314
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MPTI
Security Exchange Name	NYSE
WarrantsToPurchaseSharesOfCommonStockExpiringOnOrBeforeApril252028 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Shares of Common Stock, Expiring on or before April 25, 2028
Trading Symbol	MPTI WS
Security Exchange Name	NYSE